Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 159	$ 167
Stock-based compensation	31	42
Compensation and benefits - other	8	9
Deferred rent	22	21
Other	90	70
Total deferred tax assets	310	309
Less valuation allowance	(135)	(147)
Net deferred tax assets	175	162
Deferred tax liabilities
Property, plant and equipment	390	368
Licenses/intangibles	237	221
Partnership investments	134	123
Other	54	0
Total deferred tax liabilities	815	712
Net deferred income tax liability	640	550
Deferred income tax liability, net
Deferred tax liabilities
Net deferred income tax liability	640	552
Other assets and deferred charges
Deferred tax liabilities
Net deferred income tax liability	$ 0	$ (2)